Contract liabilities - Revenue expected to be recognized in the future (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Contract liabilities
2023	¥ 321,373
2024	148,155
2025	96,651
2026	36,835
2027	322
2028	¥ 187